UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    CBRE CLARION SECURITIES LLC
Address:                 201 King of Prussia Road
                         Suite 600
                         Radnor, PA 19087

Form 13F File Number:    28-06044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Robert Tull
Title:			Chief Compliance Officer
Phone:			(610) 995-8944

Signature, 		Place, 		and Dating of Signing:
/s/ Robert Tull    Radnor, PA		August 14, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	028-01190					FRANK RUSSELL COMPANY

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:					1

Form 13F Information Table Entry Total:					58

Form 13F Information Table Value Total:			10,975,752 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

01	028-04547					ING Investments, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alexandria Real Estate Equitie COM              015271109    17383   239043 SH       Sole                    28387            210656
American Campus Communities    COM              024835100    16645   370050 SH       Sole                    99950            270100
American Tower Corp.           COM              03027X100   139743  1998900 SH       Sole                  1098500            900400
AvalonBay Communities Inc.     COM              053484101   522869  3695711 SH       Sole                  1590848           2104863
Boston Properties Inc.         COM              101121101   577558  5329501 SH       Sole                  2389990           2939511
Brandywine Realty Trust SBI    COM              105368203    18070  1464353 SH       Sole                  1338553            125800
BRE Properties Inc.            COM              05564E106   294018  5878010 SH       Sole                  2106430           3771580
Brookfield Office Properties,  COM              112900105    68438  3928675 SH       Sole                  1851585           2077090
Camden Property Trust          COM              133131102    82490  1218997 SH       Sole                  1167297             51700
CBL and Associates Properties  COM              124830100    64764  3314416 SH       Sole                  2201216           1113200
Colonial Properties Trust SBI  COM              195872106    38765  1750900 SH       Sole                   807900            943000
Commonwealth REIT              COM              203233101     1042    54500 SH       Sole                    54500
CubeSmart                      COM              229663109    18381  1575078 SH       Sole                   622300            952778
DCT Industrial Trust           COM              233153105     1596   253400 SH       Sole                   253400
DDR Corp.                      COM              23317H102   192920 13177607 SH       Sole                  5698570           7479037
Digital Realty Trust Inc.      COM              253868103    39684   528633 SH       Sole                   234676            293957
Douglas Emmett Inc.            COM              25960P109   195827  8477341 SH       Sole                  4134941           4342400
Duke Realty Corporation        COM              264411505    60459  4129711 SH       Sole                  1784111           2345600
Entertainment Properties Trust COM              29380T105      312     7600 SH       Sole                     6300              1300
Equity Residential             COM              29476L107   486157  7795967 SH       Sole                  3212867           4583100
Essex Property Trust Inc.      COM              297178105   289743  1882429 SH       Sole                   943779            938650
Extra Space Storage Inc.       COM              30225T102    45065  1472700 SH       Sole                  1472700
Federal Realty Investment Trus COM              313747206   196117  1884108 SH       Sole                   750130           1133978
General Growth Properties      COM              370023103   316662 17504782 SH       Sole                  7564535           9940247
HCP Inc.                       COM              40414L109   318171  7206594 SH       Sole                  2997633           4208961
Health Care REIT Inc.          COM              42217K106   339442  5822330 SH       Sole                  2556319           3266011
HealthCare Realty Trust        COM              421946104    36761  1542000 SH       Sole                   697200            844800
Highwoods Properties Inc.      COM              431284108   154512  4591725 SH       Sole                  1154298           3437427
Hospitality Properties Trust   COM              44106M102      433    17500 SH       Sole                    14700              2800
Host Hotels & Resorts Inc.     COM              44107P104   399637 25261500 SH       Sole                 10329508          14931992
Hyatt Hotels Corp. - Cl A      COM              448579102     9242   248702 SH       Sole                   248702
Kilroy Realty Corp.            COM              49427F108   201489  4162143 SH       Sole                  1976143           2186000
Kimco Realty Corp.             COM              49446R109   236444 12424799 SH       Sole                  4912240           7512559
LaSalle Hotels and Properties  COM              517942108    29064   997400 SH       Sole                   257000            740400
Liberty Property Trust         COM              531172104   415729 11284709 SH       Sole                  5277989           6006720
LTC Properties Inc.            COM              502175102      363    10000 SH       Sole                     8400              1600
Macerich Co.                   COM              554382101   608174 10299304 SH       Sole                  4826088           5473216
Mack-Cali Realty Corp.         COM              554489104     5297   182200 SH       Sole                   178100              4100
Omega Healthcare Investors     COM              681936100    41559  1847070 SH       Sole                  1847070
Pebblebrook Hotel Trust        COM              70509V100    55034  2360981 SH       Sole                   890300           1470681
Post Properties Inc.           COM              737464107   248270  5071900 SH       Sole                  2514095           2557805
ProLogis Inc.                  COM              74340W103   377431 11358146 SH       Sole                  5020926           6337220
Public Storage                 COM              74460D109   342180  2369503 SH       Sole                   961344           1408159
Regency Centers Corporation    COM              758849103    16697   351000 SH       Sole                   100000            251000
Retail Properties of America,  COM              76131V202    11664  1200000 SH       Sole                  1200000
Senior Housing Properties Trus COM              81721M109     1051    47100 SH       Sole                    47100
Simon Property Group Inc.      COM              828806109  1331175  8551809 SH       Sole                  3642726           4909083
SL Green Realty Corp.          COM              78440X101   423188  5274032 SH       Sole                  2498936           2775096
Starwood Hotels and Resorts Wo COM              85590A401    36772   693287 SH       Sole                   268687            424600
Strategic Hotels & Resorts, In COM              86272T106     2053   317800 SH       Sole                   317800
Sunstone Hotel Investors Inc.  COM              867892101    10590   963600 SH       Sole                   592000            371600
Tanger Factory Outlet Centers  COM              875465106    96613  3014455 SH       Sole                  1107477           1906978
Taubman Centers Inc.           COM              876664103   257006  3330821 SH       Sole                  1210547           2120274
UDR Inc.                       COM              902653104   442654 17130588 SH       Sole                  7474169           9656419
Ventas Inc.                    COM              92276F100   470800  7458814 SH       Sole                  2487649           4971165
Vornado Realty Trust           COM              929042109   367822  4379878 SH       Sole                  1552104           2827774
Washington REIT                COM              939653101     1573    55300 SH       Sole                    55300
Sunstone Hotels 8.00% Series D CV 8% CUM PFD-D  867892507     2154    85900 SH       Sole                    85900